Registration No. 333-65048

811-07837

As Filed with the Securities and Exchange Commission on July 20, 2004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933 [ X ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No.__9__ [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.__9__ [ X ]

Sun Life of Canada (U.S.) Variable Account G

Registrant

Sun Life Assurance Company of Canada (U.S.)

Depositor

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Depositor's Address

1-888-594-2654

Depositor's Telephone Number

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ] on July 26, 2004 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485.

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

SUPPLEMENT DATED JULY 26, 2004

TO

PROSPECTUS DATED APRIL 30, 2004

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I. The Annual Fund Operating Expenses table is replaced by the following:

ANNUAL FUND OPERATING EXPENSES	MINIMUM	MAXIMUM
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	0.28%	5.73%

II. The investment objective of the SCSM Blue Chip Mid Cap Fund is changed to read as follows:

SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations within the collective range of the Russell Midcap or the S&P MidCap 400 Indexes.

III. The Funds section of the prospectus is revised by the addition of the following investment option:

Neuberger Berman Advisers Management Trust (advised by Neuberger Berman Management Inc.)

Regency Portfolio seeks growth of capital by investing mainly in common stocks of mid-capitalization companies.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C

ITEM 26. EXHIBITS

A. Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

B. Marketing Coordination and Administrative Service Agreement between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

C. (1) Principal Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.)

(2) Amendment to Principal Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on September 10, 2001.)

D. (1) Form of Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2) Form of Additional Protection Benefit Rider (APB Rider) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(3) Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4) Form of Flexible Premium Variable Universal Life Insurance Certificate (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5) Form of Additional Protection Benefit Rider (APB Rider)(Group Life) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6) Form of Maturity Extension Rider (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(7) Form of Enhanced Cash Surrender Value Endorsement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(8) Form of Fixed Account Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(9) Form of Directed Deductions Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

E. (1) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(2) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(3) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(4) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(5) Form of Consent Form (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Expanded GI Application) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

F. (1) Certificate of Incorporation of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

(2) Bylaws of Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.)

G. Form of Reinsurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

H. (1)(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(b) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(c) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(1)(d) Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(1)(e) Amendment No. 8 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(2)(a) Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(b) Amendment No. 1 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(2)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(c) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(3)(d) Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(4)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(4)(b) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(5) Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 2001.)

(6)(a) Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.)

(6)(b) Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(6)(c) Amendment No. 7 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(7)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(b) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(7)(c) Amendment No. 4 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(8)(a) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(8)(b) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(8)(c) Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(9)(a) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.)

(9)(b) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(a)Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(b)Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(10)(c)Amendment No. 3 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(11) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(12) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-65048, filed with the Securities and Exchange Commission on July 3, 2002.)

(13) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(14) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

I. Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

J. (1) Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File 333-112506) filed on February 5, 2004).

(2) Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-111634, filed with the Securities and Exchange Commission on December 31, 2003.)

K. Legal Opinion. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on April 14, 2004.)

L. None.

M. None.

N. Independent Auditor's Consent. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on April 14, 2004.)

O. None.

P. None.

Q. None.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

Robert C. Salipante	President and Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys Suite 300, Maritime Life Tower
Toronto, Ontario
Canada MSK 1N2

Paul W. Derksen	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Scott Davis	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Gary Corsi	Vice President and Chief Financial Officer and Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial U.S. Operations
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources and
One Sun Life Executive Park	Public Relations
Wellesley Hills, MA 02481

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement on Form N-4 of Keyport Variable Account A, File Nos. 333-114126, 811-07543, filed April 1, 2004.

None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

ITEM 29. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.). Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

Jane P. Wolak	President
Jane F. Jette	Financial/Operations Principal and Treasurer
James M.A. Anderson	Director
Gary Corsi	Director
Ellen B. King	Clerk
Norton A. Goss, II	Director, Vice President and Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President and Tax Officer
Imants Saksons	Vice President

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except for Ms. Wolak, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address for Ms. Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32. MANAGEMENT SERVICES

Not applicable.

ITEM 33. FEE REPRESENTATION

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 20th day of July, 2004.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: */s/ Robert C. Salipante

Robert C. Salipante, President

Attest: */s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
*/s/ Robert C. Salipante Robert C. Salipante	President and Director (Principal Executive Officer)
*/s/ Gary Corsi Gary Corsi	Vice President and Chief Financial Officer (Principal Financial & Accounting Officer)
*/s/ Donald A. Stewart Donald A. Stewart	Director
*/s/ C. James Prieur C. James Prieur	Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ James A. McNulty, III James A. McNulty, III	Director
*/s/ Paul W. Derksen Paul W. Derksen	Director
*/s/ David K. Stevenson David K. Stevenson	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		July 20, 2004

*By Edward M. Shea pursuant to Powers of Attorney (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File 333-112506) filed on February 5, 2004).